EQUITY - Shares Buy-back (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares purchased		$ 16	$ 63
Percentage of waiver over the total paid dividends	1.00%
Treasury shares
Shares purchased (in shares)	0.0	0.6
Shares purchased	$ 0	$ 16	$ 63
Treasury shares excluding Employees' Share Trust
Shares purchased (in shares)		0.6
Shares purchased		$ 16